Shareholder Report, Line Graph (Details) - USD ($)						1 Months Ended		2 Months Ended	3 Months Ended	4 Months Ended		5 Months Ended	6 Months Ended			7 Months Ended		8 Months Ended	10 Months Ended	12 Months Ended	18 Months Ended		20 Months Ended	30 Months Ended		42 Months Ended
	Feb. 28, 2025	Nov. 29, 2024	Jan. 31, 2024	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2025	Dec. 31, 2024	Apr. 30, 2025	May 31, 2025	Jun. 30, 2025	Mar. 31, 2025	Jul. 31, 2025	Aug. 31, 2025	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2025	Jun. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2025	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025
C000232947
Account Value [Line Items]
Line Graph and Table Measure Name																				DoubleLine Opportunistic Core Bond ETF (DBND)
Accumulated Value					$ 10,000										$ 9,248							$ 9,315			$ 10,526	$ 10,860
C000232948
Account Value [Line Items]
Line Graph and Table Measure Name																				DoubleLine Shiller CAPE<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> U.S. Equities ETF (CAPE)
Accumulated Value					10,000										8,024							9,586			12,131	13,530
C000241667
Account Value [Line Items]
Line Graph and Table Measure Name																				DoubleLine Commercial Real Estate ETF (DCRE)
Accumulated Value				$ 10,000										$ 10,291							$ 11,177			$ 11,780
C000241668
Account Value [Line Items]
Line Graph and Table Measure Name																				DoubleLine Mortgage ETF (DMBS)
Accumulated Value				10,000										9,545							10,712			11,110
C000247709
Account Value [Line Items]
Line Graph and Table Measure Name																				DoubleLine Commodity Strategy ETF (DCMT)
Accumulated Value			$ 10,000															$ 10,116					$ 10,985
C000247710
Account Value [Line Items]
Line Graph and Table Measure Name																				DoubleLine Fortune 500 Equal Weight ETF (DFVE)
Accumulated Value			10,000															11,697					12,893
C000255273
Account Value [Line Items]
Line Graph and Table Measure Name																				DoubleLine Multi-Sector Income ETF (DMX)
Accumulated Value		$ 10,000					$ 10,047				$ 10,107						$ 10,385		$ 10,602
C000257761
Account Value [Line Items]
Line Graph and Table Measure Name																				DoubleLine Asset-Backed Securities ETF (DABS)
Accumulated Value	$ 10,000					$ 10,031		$ 10,069	$ 10,114	$ 10,242		$ 10,269	$ 10,397			$ 10,449
Bloomberg US Aggregate Bond Index
Account Value [Line Items]
Accumulated Value					10,000										9,078							9,136			10,193	10,487
S&P 500® Index
Account Value [Line Items]
Accumulated Value					$ 10,000										$ 7,980							$ 9,705			$ 13,233	$ 15,562
Bloomberg US Aggregate 1-3 Year Index
Account Value [Line Items]
Accumulated Value				10,000										10,037							10,763			11,209
Bloomberg US Mortgage-Backed Securities (MBS) Index
Account Value [Line Items]
Accumulated Value				10,000										9,533							10,707			11,070
Bloomberg Commodity Total Return Index
Account Value [Line Items]
Accumulated Value			10,000															10,544					11,480
Barclays Fortune 500 Equal Weighted Total Return Index
Account Value [Line Items]
Accumulated Value			10,000															11,730					12,960
Bloomberg US Aggregate Bond Index
Account Value [Line Items]
Accumulated Value				10,000										9,136							10,193			10,487
Bloomberg US Aggregate Bond Index
Account Value [Line Items]
Accumulated Value				$ 10,000										$ 9,136							$ 10,193			$ 10,487
S&P 500® Index
Account Value [Line Items]
Accumulated Value			10,000															12,006					14,119
S&P 500 Equal Weight Index
Account Value [Line Items]
Accumulated Value			$ 10,000															$ 11,611					$ 12,522
Bloomberg US Universal Total Return Index
Account Value [Line Items]
Accumulated Value		$ 10,000					$ 9,849				$ 10,111						$ 10,252		$ 10,470
ICE BofA U.S. Fixed-Rate Asset-Backed Securities Index
Account Value [Line Items]
Accumulated Value	10,000					10,021		10,067	10,083	10,160		10,174	10,270			10,304
Bloomberg US Agg 1-5 Yr USD Unhedged
Account Value [Line Items]
Accumulated Value	10,000					10,049		10,138	10,117	10,201		10,194	10,304			10,334
Bloomberg US Aggregate Bond Index
Account Value [Line Items]
Accumulated Value	$ 10,000					$ 10,004		$ 10,043	$ 9,971	$ 10,124		$ 10,098	$ 10,219			$ 10,330